Derivatives, Hedged Items in Fair Value Hedging Relationships (Details) - Fair value hedging [Member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Hedged items currently designated [Member] | Available-for-sale debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	$ 39,423	$ 24,144
Hedge accounting basis adjustment, assets	(3,859)	(559)
Hedged items currently designated [Member] | Other assets [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	1,663	1,156
Hedge accounting basis adjustment, assets	38	(58)
Hedged items currently designated [Member] | Deposits [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	(41,687)	(10,187)
Hedge accounting basis adjustment, liabilities	205	(144)
Hedged items currently designated [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	(130,997)	(138,801)
Hedge accounting basis adjustment, liabilities	13,862	(5,192)
Not designated as hedging instrument [Member] | Available-for-sale debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	16,100	17,962
Hedge accounting basis adjustment, assets	722	965
Not designated as hedging instrument [Member] | Other assets [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	0	0
Hedge accounting basis adjustment, assets	0	0
Not designated as hedging instrument [Member] | Deposits [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	(10)	0
Hedge accounting basis adjustment, liabilities	0	0
Not designated as hedging instrument [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	(5)	0
Hedge accounting basis adjustment, liabilities	0	0
Foreign exchange contracts [Member] | Hedged items currently designated [Member] | Available-for-sale debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	739	873
Foreign exchange contracts [Member] | Hedged items currently designated [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	0	(2,700)
Re-designated as hedging instrument [Member] | Available-for-sale debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Hedge accounting basis adjustment, assets	39	136
Re-designated as hedging instrument [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Hedge accounting basis adjustment, liabilities	$ 334	$ 188